Summary of Significant Accounting Policies - Schedule of Net Liabilities Eliminated (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Apr. 16, 2013
Regulatory Assets [Abstract]
Other current assets	$ 3,958	$ 1,814	$ 89
Other non-current assets			0
Other current liabilities			(6,321)
Other long-term liabilities	(4,172)	(567)	(21,560)
Net liabilities	$ (651,383)	$ (378,246)	$ (27,792)